Shareholders Equity - Additional Information (Detail)					12 Months Ended
	May 16, 2018 BRL (R$) R$ / shares	May 16, 2018 USD ($) $ / shares	Dec. 22, 2017 BRL (R$) shares	Dec. 22, 2017 USD ($) shares	Dec. 31, 2018 BRL (R$) shares	Dec. 31, 2017 BRL (R$) shares	Dec. 31, 2016 BRL (R$)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 $ / shares
Disclosure of classes of share capital [line items]
Share capital | R$					R$ 5,328,000	R$ 5,328,000
Shares of common stock without par value					174,355,341			174,355,341
Treasury shares			22,025,248	22,025,248
Share price | $				$ 9.65
Payments to redeem entity's shares			R$ 707,770,000	$ 212,544,000	R$ 607,932,000	780,931,000
Dividend paid	R$ 69,622	$ 20,000				R$ 792,145,000	R$ 975,405,000
Dividend paid per share | (per share)	R$ 0.2861	$ 0.0822
Stock grant plan equity settled [member]
Disclosure of classes of share capital [line items]
Treasury shares					1,476,531,000			1,476,531,000
Class B shares [member]
Disclosure of classes of share capital [line items]
Shares authorized					188,886,360			188,886,360
Shares par value | $ / shares								$ 0.01
Class A [member]
Disclosure of classes of share capital [line items]
Amount of shares authorized | $								$ 11,889,000
Shares authorized					1,000,000,000			1,000,000,000
Shares par value | $ / shares								$ 0.01
Treasury shares					26,011,673			26,011,673
Class A treasury shares [member]
Disclosure of classes of share capital [line items]
Treasury shares					26,011,673	27,488,204		26,011,673
Market value per share | $ / shares								$ 8.80	$ 9.70